Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income taxes
Schedule of Current and Deferred Component of Income Tax Expense

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Current income tax expense	71,567,448	64,458,408	65,805,623	9,015,333
Deferred income tax expense/(benefit)	20,860,679	(2,117,892)	—	—
Total income tax expense	92,428,127	62,340,516	65,805,623	9,015,333

Schedule of Principal Components of Deferred Tax Assets and Liabilities

	As of December 31,
	2023	2024
	RMB	RMB	US$
Deferred tax assets:
Allowance for loan principal and financing service fee receivables	19,785,153	—	—
Allowance for finance lease receivable	7,706,311	1,613,414	221,037
Allowance for other current assets	30,286,267	19,387,060	2,656,016
Impairment loss from long-lived assets	539,153	385,314	52,788
Guarantee liabilities	3,517,157	47,762	6,543
Share-based compensation	33,692,676	34,309,231	4,700,345
Fair value change on investments	67,463,987	105,192,397	14,411,299
Fair value change on financial assets	82,220,720	839,617	115,027
Lease liabilities	18,156,568	11,008,553	1,508,166
Advertising cost	23,090,520	23,027,357	3,154,735
Uncollected revenue	4,798,460	—	—
Outside basis difference	19,604,247	—	—
Net operating loss carry forwards	775,049,194	609,993,234	83,568,730
Total deferred tax assets	1,085,910,413	805,803,939	110,394,686
Less: valuation allowance	(1,008,969,418)	(759,896,561)	(104,105,402)
Total deferred tax assets, net of valuation allowance	76,940,995	45,907,378	6,289,284
Net off against deferred tax liabilities	(76,940,995)	(45,907,378)	(6,289,284)
Net deferred tax assets	—	—	—
Deferred tax liabilities:
Right-of-use assets	18,572,655	11,113,077	1,522,486
Fair value change on financial assets	58,368,340	34,794,301	4,766,798
Total deferred tax liabilities	76,940,995	45,907,378	6,289,284
Net off against deferred tax assets	(76,940,995)	(45,907,378)	(6,289,284)
Net deferred tax liabilities	—	—	—

Schedule of Reconciliation of Income Taxes Expense

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB	US$
Profit (loss) before income tax	(269,623,829)	101,474,055	157,537,018	21,582,482
PRC statutory income tax rate	25%	25%	25%	25%
Income tax expense (benefit) at PRC statutory income tax rate	(67,405,957)	25,368,514	39,384,255	5,395,621
Effect of different tax rates	12,944,788	(25,070,403)	(97,962,122)	(13,420,756)
Tax exempted income	—	(198,231)	(113,208,078)	(15,509,443)
Outside basis difference	(109,594,486)	(215,985,749)	—	—
Expenses not deductible for tax purposes	12,666,674	36,882,867	13,122,045	1,797,713
Adjustment on current income tax of the previous periods	(18,081,862)	(18,394,143)	—	—
Non-deductible guarantee liability:	—	93,833,446	—	—
Write-off of NOL and others	—	252,778,471	450,292,380	61,689,803
Withholding income tax	—	4,427,205	23,250,000	3,185,237
Changes in valuation allowance	261,898,970	(91,301,461)	(249,072,857)	(34,122,842)
Income tax expenses	92,428,127	62,340,516	65,805,623	9,015,333

Schedule of Unrecognized Tax Benefits

	For the years ended December 31,
	2023	2024
	RMB	RMB	US$
Balance at beginning of the year	—	—	—
Additions	34,580,410	—	—
Decreases	(34,580,410)	—	—
Balance at end of the year	—	—	—